Risk management and concentrations of risk - Cash flow hedge accounting (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Reclassification from accumulated other comprehensive income included in hedge effectiveness			$ 3,387	$ 512
Reclassification from accumulated other comprehensive income included in hedge effectiveness, tax				(117)
Reclassification discontinued hedge and initial fair value from accumulated other comprehensive income based on amortization approach			512
Reclassification discontinued hedge and initial fair value from accumulated other comprehensive income based on amortization approach, tax	$ 30	$ 44	(93)	117
Total gains (losses) on derivative instruments, tax	30	44	(93)	117
Interest Expense [Member]
Reclassification from accumulated other comprehensive income included in hedge effectiveness	(1,522)	(2,378)	(3,387)	(4,490)
Amortization of amount excluded from hedge effectiveness	135	199	291	410
Reclassification discontinued hedge and initial fair value from accumulated other comprehensive income based on amortization approach	(256)	(256)	(512)	(512)
Total gains (losses) on derivative instruments	$ (1,643)	$ (2,435)	$ (3,608)	$ (4,592)